UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    July 29, 2002

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/02
                         RUN DATE: 07/27/02  8:45 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   62

FORM 13F INFORMATION TABLE VALUE TOTAL:   $12,041,182,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/02

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMDOCS LTD ORD                 COM              G02602103      188    24850 SH       SOLE                    11550        0    13300
CHECK POINT SOFTWARE TECH LTOR COM              M22465104      906    66790 SH       SOLE                    35090        0    31700
AOL TIME WARNER                COM              00184A105      285    19356 SH       SOLE                    18897        0      459
ALLERGAN INC COM               COM              018490102      614     9200 SH       SOLE                     3000        0     6200
AMERICAN INTL GROUP INC        COM              026874107   668139  9792458 SH       SOLE                  8798737        0   993721
AMGEN INC                      COM              031162100   413197  9866223 SH       SOLE                  8813959        0  1052264
AUTOMATIC DATA PROCESSING      COM              053015103   413673  9498800 SH       SOLE                  8475052        0  1023749
BAXTER INTL INC                COM              071813109   239396  5385726 SH       SOLE                  4832364        0   553362
BED BATH & BEYOND INC COM      COM              075896100   167047  4426247 SH       SOLE                  3946187        0   480060
BEST BUY INC COM               COM              086516101      318     8748 SH       SOLE                     5748        0     3000
BIOMET INC                     COM              090613100      610    22500 SH       SOLE                    12500        0    10000
CARDINAL HEALTH INC COM        COM              14149Y108   523667  8527394 SH       SOLE                  7692301        0   835093
CISCO SYS INC                  COM              17275R102   157044 11257622 SH       SOLE                 10077187        0  1180435
CITIGROUP INC.                 COM              172967101   292007  7535655 SH       SOLE                  6748870        0   786785
CITIZENS COMMUNICATIONS CO COM COM              17453B101       85    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   183661  3279655 SH       SOLE                  2946754        0   332901
COLGATE PALMOLIVE CO           COM              194162103   396983  7931733 SH       SOLE                  7104560        0   827173
CONCORD EFS INC COM            COM              206197105      751    24921 SH       SOLE                    14921        0    10000
DELL COMPUTER CORP COM         COM              247025109     1052    40227 SH       SOLE                    21227        0    19000
DOLLAR GEN CORP COM            COM              256669102    10135   532592 SH       SOLE                   514000        0    18592
ELECTRONIC DATA SYSTEMS        COM              285661104   148626  4000707 SH       SOLE                  3613418        0   387289
EXXON MOBIL CORPORATION        COM              30231G102      250     6113 SH       SOLE                     1806        0     4307
FANNIE MAE                     COM              313586109   492375  6676277 SH       SOLE                  5957778        0   718499
FOREST LABS INC                COM              345838106     3454    48780 SH       SOLE                    34080        0    14700
GENENTECH INC COM NEW          COM              368710406      252     7533 SH       SOLE                     7533        0        0
GENERAL ELEC CO                COM              369604103   551243 18975677 SH       SOLE                 17018782        0  1956894
HOME DEPOT INC                 COM              437076102   474712 12924371 SH       SOLE                 11654277        0  1270094
ILLINOIS TOOL WORKS INC        COM              452308109      355     5200 SH       SOLE                     2200        0     3000
INTERNATIONAL BUSINESS MACHINE COM              459200101   277310  3851522 SH       SOLE                  3439307        0   412215
JOHNSON & JOHNSON              COM              478160104   347584  6651045 SH       SOLE                  5974052        0   676993
KOHLS CORP COM                 COM              500255104      401     5725 SH       SOLE                     3525        0     2200
LINEAR TECHNOLOGY CORP COM     COM              535678106      849    27000 SH       SOLE                    13000        0    14000
LOWES CO                       COM              548661107    24936   549250 SH       SOLE                   510950        0    38300
MBNA CORP                      COM              55262L100   548041 24858202 SH       SOLE                 22262729        0  2595473
MEDIMMUNE INC COM              COM              584699102      449    17000 SH       SOLE                     7000        0    10000
MEDTRONIC INC                  COM              585055106   487579 11378747 SH       SOLE                 10193136        0  1185611
MERCK & CO INC                 COM              589331107      799    15781 SH       SOLE                     9458        0     6323
MICROSOFT CORP                 COM              594918104   484171  8851381 SH       SOLE                  7936767        0   914614
MOLEX INC COM                  COM              608554101     9044   269735 SH       SOLE                   261135        0     8600
NOKIA CORP SPONSORED ADR       COM              654902204   143174  9887707 SH       SOLE                  8812581        0  1075126
ORACLE CORP                    COM              68389X105    93855  9910771 SH       SOLE                  8887375        0  1023396
PEPSICO INC                    COM              713448108   432034  8963352 SH       SOLE                  8024590        0   938762
PFIZER INC                     COM              717081103   611376 17467897 SH       SOLE                 15655628        0  1812269
PROCTER & GAMBLE CO            COM              742718109   179604  2011248 SH       SOLE                  1806169        0   205079
SLM CORPORATION COM            COM              78442P106   222089  2291945 SH       SOLE                  2069321        0   222625
SPDR TR UNIT SER 1             COM              78462F103      583     5890 SH       SOLE                     5890        0        0
SIEBEL SYS INC COM             COM              826170102      832    58475 SH       SOLE                    30175        0    28300
SMUCKER J M CO COM NEW         COM              832696405      467    13674 SH       SOLE                    12040        0     1634
SOLECTRON CORP COM             COM              834182107      608    98827 SH       SOLE                    63827        0    35000
STATE STR CORP                 COM              857477103   381311  8530454 SH       SOLE                  7629066        0   901388
STRYKER CORP                   COM              863667101     1604    29985 SH       SOLE                    19985        0    10000
SYSCO CORPORATION              COM              871829107   283017 10397377 SH       SOLE                  9256823        0  1140554
TARGET CORP                    COM              87612E106   251980  6613659 SH       SOLE                  5914490        0   699168
TEXAS INSTRUMENTS INC          COM              882508104   293704 12392582 SH       SOLE                 11084383        0  1308200
3M COMPANY COM                 COM              88579Y101   208326  1693711 SH       SOLE                  1517498        0   176213
UNITED PARCEL SVC INC CL B     COM              911312106      261     4220 SH       SOLE                     2220        0     2000
UNITED TECHNOLOGIES CORP       COM              913017109      290     4277 SH       SOLE                     2277        0     2000
WACHOVIA GROUP COM             COM              929903102      202     5284 SH       SOLE                      200        0     5084
WAL MART STORES INC            COM              931142103   543467  9879415 SH       SOLE                  8873689        0  1005726
WALGREEN COMPANY               COM              931422109   583327 15100375 SH       SOLE                 13532092        0  1568283
WELLS FARGO NEW                COM              949746101   260941  5212572 SH       SOLE                  4675588        0   536984
WYETH                          COM              983024100   225942  4412935 SH       SOLE                  3957154        0   455781

     LINE COUNT: 62